Post-retirement benefit obligations - Projected net pension liability summary (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Post-retirement benefit obligations
Pension asset	R (467)	R (1,274)
Noncurrent post-retirement obligations	14,691	12,708
Short-term portion	505	399
Pension
Post-retirement benefit obligations
Pension asset	(467)	(1,274)
Pension benefit obligation	11,819	9,014
Noncurrent post-retirement obligations	11,554	8,813
Short-term portion	265	201
Net post-retirement obligation (asset) recognized	11,352	7,740
South Africa | Pension
Post-retirement benefit obligations
Pension asset	(467)	(555)
Net post-retirement obligation (asset) recognized	(467)	(555)
Foreign Countries | Pension
Post-retirement benefit obligations
Pension asset		(719)
Pension benefit obligation	11,819	9,014
Noncurrent post-retirement obligations	11,554	8,813
Short-term portion	265	201
Net post-retirement obligation (asset) recognized	R 11,819	R 8,295